Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Disclosure of financial assets and financial liabilities
(USD millions)	Note	2017 [1]	2016 [1]

Cash and cash equivalents	15	8 860	7 007

Financial assets - measured at fair value through other comprehensive income
Available-for-sale marketable securities
Debt securities	15	328	306

Fund investments	15	34	31

Total available-for-sale marketable securities		362	337

Available-for-sale long-term financial investments
Equity securities	12	1 109	989

Fund investments	12	166	107

Total available-for-sale long-term financial investments		1 275	1 096

Total financial assets - measured at fair value through other comprehensive income		1 637	1 433

Financial assets - measured at amortized costs
Trade receivables, income tax receivables, and other current assets (excluding contingent consideration receivables and pre-payments)	14/16	10 650	10 202

Accrued interest on debt securities and time deposits	15	1	1

Time deposits with original maturity more than 90 days	15	125	108

Long-term loans and receivables from customers and finance lease, advances, security deposits	12	574	514

Total financial assets - measured at amortized costs		11 350	10 825

Financial assets - measured at fair value through the consolidated income statement
Associated companies at fair value through profit and loss		216	188

Derivative financial instruments	15	31	230

Contingent consideration receivables	12/16	844	586

Total financial assets - measured at fair value through the consolidated income statement		1 091	1 004

Total financial assets		22 938	20 269

Financial liabilities - measured at amortized costs
Current financial debt
Interest-bearing accounts of associates payable on demand	20	1 822	1 601

Bank and other financial debt	20	692	836

Commercial paper	20	2 328	3 174

Current portion of non-current debt	20	359	178

Total current financial debt		5 201	5 789

Non-current financial debt
Straight bonds	18	22 957	17 285

Liabilities to banks and other financial institutions	18	539	708

Finance lease obligations	18	87	82

Current portion of non-current debt	18	– 359	– 178

Total non-current financial debt		23 224	17 897

Trade payables		5 169	4 873

Total financial liabilities - measured at amortized costs		33 594	28 559

Financial liabilities - measured at fair value through the consolidated income statement
Contingent consideration (see Note 19/21) and other financial liabilities		924	1 018

Derivative financial instruments	20	107	116

Total financial liabilities - measured at fair value through the consolidated income statement		1 031	1 134

Total financial liabilities		34 625	29 693

[1] Except for straight bonds (see Note 18), the carrying amount is a reasonable approximation of fair value.

Derivative financial instruments
	Contract or underlying principal amount		Positive fair values		Negative fair values

(USD millions)	2017	2016	2017	2016	2017	2016

Currency-related instruments
Forward foreign exchange rate contracts	8 410	8 220	31	230	– 107	– 116

Total derivative financial instruments included in marketable securities and in current financial debts	8 410	8 220	31	230	– 107	– 116

Contract or underlying principal amount the derivative financial instruments, by currency
2017

(USD millions)	EUR	USD	Other	Total

Currency-related instruments
Forward foreign exchange rate contracts	2 768	4 361	1 281	8 410

Total derivative financial instruments	2 768	4 361	1 281	8 410

	2016

(USD millions)	EUR	USD	JPY	Other	Total

Currency-related instruments
Forward foreign exchange rate contracts	3 623	3 427	43	1 127	8 220

Total derivative financial instruments	3 623	3 427	43	1 127	8 220

Fair value by hierarchy
	2017

(USD millions)	Level 1	Level 2	Level 3	Valued at amortized cost	Total

Financial assets
Debt securities	303	25			328

Fund investments	34				34

Total available-for-sale marketable securities	337	25			362

Time deposits with original maturity more than 90 days				125	125

Derivative financial instruments		31			31

Accrued interest on debt securities				1	1

Total marketable securities, time deposits and derivative financial instruments	337	56		126	519

Available-for-sale financial investments	672		437		1 109

Fund investments			166		166

Contingent consideration receivables			394		394

Long-term loans and receivables from customers and finance lease, advances, security deposits				574	574

Financial investments and long-term loans	672		997	574	2 243

Associated companies at fair value through profit and loss	28		188		216

Contingent consideration receivables short-term			450		450

Financial liabilities
Contingent consideration payables			– 852		– 852

Other financial liabilities			– 72		– 72

Derivative financial instruments		– 107			– 107

Total financial liabilities at fair value		– 107	– 924		– 1 031

	2016

(USD millions)	Level 1	Level 2	Level 3	Valued at amortized cost	Total

Financial assets
Debt securities	284	22			306

Fund investments	31				31

Total available-for-sale marketable securities	315	22			337

Time deposits with original maturity more than 90 days				108	108

Derivative financial instruments		230			230

Accrued interest on debt securities				1	1

Total marketable securities, time deposits and derivative financial instruments	315	252		109	676

Available-for-sale financial investments	513		476		989

Fund investments			107		107

Contingent consideration receivables			586		586

Long-term loans and receivables from customers and finance lease, advances, security deposits				514	514

Financial investments and long-term loans	513		1 169	514	2 196

Associated companies at fair value through profit and loss			188		188

Financial liabilities
Contingent consideration payables			– 889		– 889

Other financial liabilities			– 129		– 129

Derivative financial instruments		– 116			– 116

Total financial liabilities at fair value		– 116	– 1 018		– 1 134

Reconciliation of changes in fair value measurement
	2017

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Available- for-sale financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	188	107	476	586	– 889	– 129

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	45		32	278	362

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 34		– 45		– 193	– 37

Fair value adjustments recognized in the consolidated statement of comprehensive income		45	– 40

Purchases	37	28	113		– 238

Cash receipts and payments				– 20	106	94

Disposals	– 19	– 18	– 52

Reclassification	– 29	4	– 47

December 31	188	166	437	844	– 852	– 72

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2017	11	0	– 13	278	169	– 37

	2016

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Available- for-sale financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	181	94	473	550	– 790	– 315

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	26		1	51		3

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 28	– 1	– 24		– 156

Fair value adjustments recognized in the consolidated statement of comprehensive income		14	– 8

Purchases	41	5	122		– 172

Cash receipts and payments				– 15	229	183

Disposals	– 3	– 5	– 18

Reclassification	– 29		– 70

December 31	188	107	476	586	– 889	– 129

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2016	– 2	– 1	– 23	51	– 156	3

Monitoring of net debt or liquidity based on contractual maturities
2017

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities and time deposits	71	72	105	181	58	487

Commodities					106	106

Derivative financial instruments and accrued interest	7	19	6			32

Cash and cash equivalents	4 260	4 600				8 860

Total current financial assets	4 338	4 691	111	181	164	9 485

Non-current liabilities
Financial debt				– 9 849	– 13 375	– 23 224

Financial debt - undiscounted				– 9 893	– 13 519	– 23 412

Total non-current financial debt				– 9 849	– 13 375	– 23 224

Current liabilities
Financial debt	– 4 576	– 169	– 456			– 5 201

Financial debt - undiscounted	– 4 576	– 169	– 456			– 5 201

Derivative financial instruments	– 31	– 48	– 28			– 107

Total current financial debt	– 4 607	– 217	– 484			– 5 308

Net debt	– 269	4 474	– 373	– 9 668	– 13 211	– 19 047

	2016

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities and time deposits	32	126	110	124	53	445

Commodities					94	94

Derivative financial instruments and accrued interest	38	102	91			231

Cash and cash equivalents	5 907	1 100				7 007

Total current financial assets	5 977	1 328	201	124	147	7 777

Non-current liabilities
Financial debt				– 5 141	– 12 756	– 17 897

Financial debt - undiscounted				– 5 155	– 12 901	– 18 056

Total non-current financial debt				– 5 141	– 12 756	– 17 897

Current liabilities
Financial debt	– 5 099	– 250	– 440			– 5 789

Financial debt - undiscounted	– 5 099	– 250	– 440			– 5 789

Derivative financial instruments	– 15	– 72	– 29			– 116

Total current financial debt	– 5 114	– 322	– 469			– 5 905

Net debt	863	1 006	– 268	– 5 017	– 12 609	– 16 025

Derivative financial instruments and accrued interest on derivative financial instruments
	2017

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 953	– 972	– 2 824	– 4 749

Potential inflows in various currencies - from financial derivative assets	928	948	2 778	4 654

2016

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 1 087	– 1 246	– 2 027	– 4 360

Potential inflows in various currencies - from financial derivative assets	1 109	1 287	2 051	4 447

Other contractual liabilities of the net debt or liquidity
2017

(USD millions)	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 113	– 507	– 1 765	– 3 859	– 6 244

Trade payables	– 5 169				– 5 169

2016

(USD millions)	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 104	– 433	– 1 694	– 4 015	– 6 246

Trade payables	– 4 873				– 4 873

Ten day loss fair value VAR model
(USD millions)	2017	2016

All financial instruments	498	541

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	184	222

Instruments sensitive to equity market movements	27	26

Instruments sensitive to interest rates	242	328

Ten day loss fair value VAR model, average, high, and low VAR amounts
	2017

(USD millions)	Average	High	Low

All financial instruments	521	560	466

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	277	352	184

Instruments sensitive to equity market movements	28	35	21

Instruments sensitive to interest rates	282	338	219

	2016

(USD millions)	Average	High	Low

All financial instruments	402	541	316

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	203	245	147

Instruments sensitive to equity market movements	50	99	26

Instruments sensitive to interest rates	308	407	234

Ten day loss fair value VAR model, worst case loss scenario
(USD millions)	2017	2016

All financial instruments	7	6

Analyzed by components:
Instruments sensitive to foreign currency exchange rates

Instruments sensitive to equity market movements

Instruments sensitive to interest rates	7	6